Preferred Stock (Details Narrative)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Preferred shares outstanding	10,000	10,000	10,000
Series A Preferred Stock
Preferred shares outstanding		10,000	10,000
Series B Preferred Stock
Preferred shares outstanding		10,000	10,000
Series C Preferred Stock [Member]
Preferred shares outstanding		0	0